Deposits (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deposits Details Narrative
Certificates of deposit $100,000 or more	$ 45,800	$ 66,900
Certificates of Deposit issued through CDARS	4,100	14,200
Brokered certificates of deposit		$ 1,500